Deposits and Other Current Assets (Details) - Schedule of deposits and other current assets - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Deposits:
Deposits for research and development, prototype and production parts, and other	$ 41,402	$ 54,990	$ 6,412
Deposits for “Future Work”	6,190	8,380
Total deposits	47,592	63,370	6,412
Other current assets:
Prepaid expenses	2,881	11,119	762
Other current assets	3,104	2,291
Total other current assets	$ 5,985	$ 13,410	$ 6,200